Financial liabilities	3 Months Ended
Mar. 31, 2022
Financial liabilities
Financial liabilities

11 Financial liabilities

11.1Interest-bearing liabilities

in EUR k	Mar 31, 2022	Dec 31, 2021
		Revised
Non‑current liabilities
Non‑current portion of secured bank loans	21,890	—
Total non‑current loans	21,890	—
Lease liabilities*	14,540	15,394
Total non‑current liabilities	36,430	15,394

Current liabilities
Current portion of secured bank loans	301	505
Bank overdrafts	3,273	3,310
Total current loans	3,574	3,815
Current portion of lease liabilities*	2,953	3,330
Total current liabilities	6,527	7,145

Total non‑current and current liabilities	42,957	22,539

* Lease liabilities as of December 31,2021 have been revised. Refer to Note 2.2 – Revision of selected assets and liabilities in the consolidated statement of financial position and selected income and expenses in the consolidated statement of comprehensive loss.

On January 31, 2022 the Company, Centogene GmbH, CentoSafe B.V. and Centogene US, LLC (together, the “Borrowers”), entered into a debt financing agreement in the total amount of up to USD 45.0 million (EUR 40.2 million), (the “Loan Facility”). Under the terms of the Loan Facility, the Company drew down USD 25.0 million (EUR 22.3 million) on January 31, 2022 and will have access to a second tranche of USD 20.0 million (EUR 17.9 million) upon achievement prior to July 31, 2023, of product revenue from our diagnostics and pharmaceutical segments of at least USD 50.0 million (EUR 44.7 million) calculated on a trailing twelve month basis as of the last day of any fiscal month. The Loan Facility also includes covenants such that the Group is required to maintain product revenue, calculated as of the last day of each fiscal quarter and on a trailing twelve month basis as of such date, of at least EUR 30.0 million for any fiscal quarter prior to obtaining the second tranche and EUR 40.0 million for any fiscal quarter on or after obtaining the second tranche. Both tranches mature on January 29, 2027 with amortized repayments commencing March 1, 2025. The loans extended under the Loan Facility bear monthly interest payments at an interest rate of 7.93% per annum plus the 1-month CME Term SOFR reference rate as published by the CME Group Benchmark Administration Limited (subject to a floor of 0.07%). As security for the Borrowers’ obligations under the Loan Facility, the Borrowers granted the lenders thereunder a first priority security interest on all of each Borrower’s assets.

The Loan Facility is initially recognized at fair value minus transaction costs and subsequently carried at amortized cost measured using the effective interest rate method. The transaction costs deducted from the fair value of the Loan Facility at initial recognition was EUR 648k. The effective interest rate used for amortized cost calculation of the Facility Loan is 10.51%.

As of March 31, 2022, short-term cash deposits of EUR 938k (December 31, 2021: EUR 938k) were used to secure the secured bank loan outstanding (see Note 9 – Cash and short-term deposits).

The following table is based on the original terms and conditions:

Conditions and statement of liabilities

The outstanding interest-bearing liabilities as of March 31, 2022 and December 31, 2021 have the following conditions:

				Mar 31, 2022		Dec 31, 2021
				Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	Nominal interest rate	Maturity	amount	amount	amount	amount
						Revised	Revised
Secured bank loan	EUR	2.95%	2017‑22	301	301	505	505
Secured bank loan	USD	7.93%	2022-27	22,348	21,890	—	—
Bank overdrafts	EUR	4.75%	Rollover	499	499	499	499
Bank overdrafts	EUR	3.75%	Rollover	2,372	2,372	2,329	2,329
Bank overdrafts	EUR	4.50%	Rollover	402	402	482	482
Lease liabilities**	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	17,493	17,493	18,724	18,724
Total interest‑bearing financial liabilities				43,415	42,957	22,539	22,539

*  represents the incremental borrowing rate of the Group at the commencement of the leases

** Lease liabilities as of December 31, 2021 has been revised. Refer to Note 2.2 – Revision of selected assets and liabilities in the consolidated statement of financial position and selected income and expenses in the consolidated statement of comprehensive loss.

The bank overdrafts of EUR 2,372k as of March 31, 2022 (December 31, 2021: EUR 2,329k) were secured by short-term deposits with a carrying amount of EUR 2,500k (December 31, 2021: EUR 2,500k) (see Note 9 – Cash and short-term deposits). The other bank overdrafts of EUR 901k (December 31, 2021: EUR 981k) were secured over two short-term deposits with a carrying amount of EUR 500k each (see Note 9 – Cash and short-term deposits).

11.2Trade payables and other liabilities

in EUR k	Mar 31, 2022	Dec 31, 2021
Trade payables	5,897	11,252
Government grants (deferred income)	9,023	9,396
Contract liabilities	2,166	4,842
Warrants liability	2,603	—
Others	12,393	14,632
Trade payables and other liabilities	32,082	40,122
Non‑current	10,109	8,028
Current	21,973	32,094

Government grants mainly include investment-related government grants. These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, "Verbesserung der regionalen Wirtschaftsstruktur" (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. No additional grants were received during the three months ended March 31, 2022 that are related to the purchase of certain items of property, plant and equipment (the three months ended March 31, 2021: EUR nil).

On January 31, 2022, pursuant to a securities purchase agreement and a warrant agreement, each signed with certain investors, the Group received EUR 15.0 million in exchange for the issuance of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35) and warrants initially exercisable for the purchase of up to an aggregate of 1,343,727 additional common shares at an initial exercise price per common share of USD 7.72. The warrants are exercisable immediately as of the date of issuance and will expire on December 31, 2026. Based on the fair value per share at the issuance date, the Group recognized the warrants as liabilities in the amount of USD 3.2 million (EUR 2.8 million). The fair value of warrants decreased from EUR 2.11 per warrant as of January 31, 2022 to EUR 1.93 per warrant as of March 31, 2022. The result is a decrease in fair value of warrant liabilities of EUR 238k for the three-month period ended March 31, 2022.

The fair value of the warrants was estimated at the date of issuance date using the Black-Scholes option pricing model. The key assumptions used to derive the warrants value are set out below:

	Mar 31, 2022	Jan 31, 2022
Exercise price (USD)	7.72	7.72
Share price at grant date (USD)	4.21	4.42
Volatility (%)	80	80
Risk-free interest rate (%)	1.63	1.65
Dividend yield (%)	-	-
Time to maturity	4.75	4.9

In addition, other liabilities include a provision for outstanding invoices of EUR 2,400k (December 31, 2021: EUR 4,978k), personnel-related liabilities for vacation and bonuses totaling EUR 4,031k (December 31, 2021: EUR 4,812k), a VAT payable of EUR nil (December 31, 2021: EUR 905k), as well as liabilities for wage and church tax of EUR 755k (December 31, 2021: EUR 1,040k).